Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
August 31, 2021
LC-NPRT3-1021
1.805746.117
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	65,776	3,617,680
Entertainment - 2.4%
Activision Blizzard, Inc.	30,111	2,480,243
Nintendo Co. Ltd. ADR	44,300	2,661,544
The Walt Disney Co. (a)	68,675	12,450,778
Vivendi SA	209,534	7,981,476
		25,574,041
Interactive Media & Services - 2.3%
Alphabet, Inc.:
Class A (a)	3,469	10,039,113
Class C (a)	3,122	9,082,647
Facebook, Inc. Class A (a)	8,500	3,224,730
Match Group, Inc. (a)	18,035	2,478,730
		24,825,220
Media - 4.0%
Comcast Corp. Class A	604,923	36,706,728
Interpublic Group of Companies, Inc.	156,620	5,830,963
		42,537,691
TOTAL COMMUNICATION SERVICES		96,554,632
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.5%
BorgWarner, Inc.	128,716	5,493,599
Automobiles - 0.5%
General Motors Co. (a)	113,900	5,582,239
Distributors - 0.0%
LKQ Corp. (a)	2,102	110,754
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (a)	3,514	8,081,040
Elior SA (a)(b)	87,900	612,868
Expedia, Inc. (a)	18,500	2,673,250
Marriott International, Inc. Class A (a)	13,700	1,851,418
Starbucks Corp.	10,500	1,233,645
		14,452,221
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	35,906	7,100,771
Sony Group Corp. sponsored ADR	14,500	1,500,170
Whirlpool Corp.	28,134	6,232,525
		14,833,466
Internet & Direct Marketing Retail - 0.0%
Ocado Group PLC (a)	4,100	113,471
Specialty Retail - 1.2%
Lowe's Companies, Inc.	63,030	12,851,187
TOTAL CONSUMER DISCRETIONARY		53,436,937
CONSUMER STAPLES - 5.6%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR (c)	6,300	385,875
Diageo PLC sponsored ADR	25,100	4,821,961
Keurig Dr. Pepper, Inc.	80,000	2,853,600
The Coca-Cola Co.	155,781	8,772,028
		16,833,464
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	3,300	1,503,117
Performance Food Group Co. (a)	37,100	1,863,162
Sysco Corp.	88,800	7,072,920
		10,439,199
Food Products - 0.1%
Lamb Weston Holdings, Inc.	16,200	1,055,430
Household Products - 0.2%
Colgate-Palmolive Co.	2,300	179,285
Procter & Gamble Co.	800	113,912
Spectrum Brands Holdings, Inc.	25,267	1,972,342
		2,265,539
Tobacco - 2.8%
Altria Group, Inc.	568,180	28,539,681
Swedish Match Co. AB	120,000	1,108,020
		29,647,701
TOTAL CONSUMER STAPLES		60,241,333
ENERGY - 7.0%
Energy Equipment & Services - 0.1%
Subsea 7 SA	164,800	1,255,204
Oil, Gas & Consumable Fuels - 6.9%
Canadian Natural Resources Ltd.	25,700	850,454
Cenovus Energy, Inc. (Canada)	974,062	8,083,406
Exxon Mobil Corp.	767,768	41,858,711
Harbour Energy PLC (a)	139,700	684,909
Hess Corp.	217,135	14,928,031
Imperial Oil Ltd.	38,500	1,018,916
Kosmos Energy Ltd. (a)(c)	1,002,695	2,366,360
Phillips 66 Co.	49,600	3,526,064
		73,316,851
TOTAL ENERGY		74,572,055
FINANCIALS - 18.6%
Banks - 12.6%
Bank of America Corp.	933,714	38,982,560
JPMorgan Chase & Co.	86,218	13,790,569
M&T Bank Corp.	12,828	1,796,048
PNC Financial Services Group, Inc.	69,941	13,365,725
Truist Financial Corp.	156,127	8,908,607
U.S. Bancorp	135,490	7,775,771
Wells Fargo & Co.	1,078,203	49,273,877
		133,893,157
Capital Markets - 3.7%
KKR & Co. LP	98,391	6,325,557
Morgan Stanley	67,425	7,041,193
Northern Trust Corp.	105,991	12,562,053
Raymond James Financial, Inc.	19,262	2,694,754
State Street Corp.	111,219	10,333,357
		38,956,914
Consumer Finance - 0.7%
Discover Financial Services	59,400	7,616,268
Diversified Financial Services - 0.3%
Juniper Industrial Holdings, Inc. (d)	223,160	3,349,632
Insurance - 0.2%
Chubb Ltd.	13,795	2,537,176
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	152,476	2,328,309
Radian Group, Inc.	412,031	9,736,293
		12,064,602
TOTAL FINANCIALS		198,417,749
HEALTH CARE - 13.7%
Biotechnology - 0.6%
ADC Therapeutics SA (a)	14,300	417,131
Alnylam Pharmaceuticals, Inc. (a)	11,419	2,300,129
Crinetics Pharmaceuticals, Inc. (a)	21,400	504,398
Gritstone Bio, Inc. (a)	20,040	184,368
Heron Therapeutics, Inc. (a)	9,716	113,386
Insmed, Inc. (a)	47,497	1,331,816
Intercept Pharmaceuticals, Inc. (a)(c)	71,150	1,060,847
Vaxcyte, Inc. (a)	11,800	309,514
Verve Therapeutics, Inc.	9,400	657,624
		6,879,213
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	5,800	732,946
Becton, Dickinson & Co.	10,797	2,717,605
Boston Scientific Corp. (a)	271,326	12,250,369
Danaher Corp.	3,600	1,166,976
iRhythm Technologies, Inc. (a)	100	4,780
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	16,500	761,145
		17,633,821
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	97,182	5,101,083
Centene Corp. (a)	13,300	837,634
Cigna Corp.	53,903	11,408,570
Covetrus, Inc. (a)	26,621	601,368
CVS Health Corp.	154,598	13,355,721
Guardant Health, Inc. (a)	7,700	979,979
Humana, Inc.	1,500	608,130
McKesson Corp.	57,806	11,800,517
UnitedHealth Group, Inc.	33,399	13,903,002
		58,596,004
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	114,062	206,452
Pharmaceuticals - 5.9%
Bayer AG	167,356	9,310,160
Bristol-Myers Squibb Co.	302,017	20,192,857
Eli Lilly & Co.	11,300	2,918,677
GlaxoSmithKline PLC sponsored ADR	282,738	11,518,746
Intra-Cellular Therapies, Inc. (a)	10,200	338,640
Johnson & Johnson	88,284	15,284,609
Pliant Therapeutics, Inc. (a)	16,400	299,136
Sanofi SA sponsored ADR	38,000	1,967,640
TherapeuticsMD, Inc. (a)(c)	513,152	407,956
Viatris, Inc.	11,800	172,634
		62,411,055
TOTAL HEALTH CARE		145,726,545
INDUSTRIALS - 15.6%
Aerospace & Defense - 2.4%
Airbus Group NV (a)	34,300	4,692,107
General Dynamics Corp.	13,129	2,629,870
Huntington Ingalls Industries, Inc.	9,819	2,004,745
Maxar Technologies, Inc.	5,200	165,308
MTU Aero Engines AG	3,100	711,384
Raytheon Technologies Corp.	15,092	1,279,198
Rolls-Royce Holdings PLC (a)	1,017,700	1,604,936
Safran SA	5,800	727,584
The Boeing Co. (a)	54,167	11,889,657
		25,704,789
Air Freight & Logistics - 2.3%
FedEx Corp.	20,892	5,550,795
United Parcel Service, Inc. Class B	97,063	18,988,435
		24,539,230
Airlines - 0.1%
Copa Holdings SA Class A (a)	1,400	105,350
Ryanair Holdings PLC sponsored ADR (a)	9,400	1,012,380
		1,117,730
Building Products - 0.2%
Johnson Controls International PLC	26,000	1,944,800
Electrical Equipment - 1.3%
Acuity Brands, Inc.	17,756	3,276,515
Hubbell, Inc. Class B	12,385	2,552,672
Vertiv Holdings Co.	288,200	8,118,594
		13,947,781
Industrial Conglomerates - 7.0%
3M Co.	15,559	3,029,960
General Electric Co.	680,213	71,701,252
		74,731,212
Machinery - 1.3%
Caterpillar, Inc.	4,100	864,567
Cummins, Inc.	6,000	1,415,880
Epiroc AB (A Shares)	28,300	620,967
Flowserve Corp.	57,719	2,243,538
Fortive Corp.	27,900	2,060,973
Otis Worldwide Corp.	19,696	1,816,365
Stanley Black & Decker, Inc.	9,300	1,797,411
Westinghouse Air Brake Tech Co.	28,145	2,527,140
		13,346,841
Professional Services - 0.1%
Acacia Research Corp. (a)(d)	36,900	224,721
Equifax, Inc.	3,700	1,007,362
		1,232,083
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	117,458	6,099,594
Lyft, Inc. (a)	27,816	1,324,320
Ryder System, Inc.	28,000	2,225,720
		9,649,634
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,900	365,189
TOTAL INDUSTRIALS		166,579,289
INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 0.3%
CDW Corp.	4,000	802,440
Vontier Corp.	65,980	2,399,693
		3,202,133
IT Services - 3.8%
Amadeus IT Holding SA Class A (a)	25,900	1,581,671
Edenred SA	39,100	2,216,032
Fidelity National Information Services, Inc.	42,600	5,443,002
Genpact Ltd.	43,400	2,251,592
IBM Corp.	11,500	1,613,910
MasterCard, Inc. Class A	8,015	2,775,033
Sabre Corp. (a)(c)	177,600	1,994,448
Snowflake Computing, Inc.	800	243,480
Twilio, Inc. Class A (a)	900	321,264
Unisys Corp. (a)	141,362	3,422,374
Visa, Inc. Class A	78,727	18,036,356
		39,899,162
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	11,118	1,811,678
Applied Materials, Inc.	21,516	2,907,457
Intel Corp.	94,500	5,108,670
Lam Research Corp.	3,300	1,995,906
Marvell Technology, Inc.	38,801	2,374,233
Qualcomm, Inc.	135,401	19,861,973
		34,059,917
Software - 8.9%
Autodesk, Inc. (a)	8,741	2,710,497
Dynatrace, Inc. (a)	26,665	1,832,685
Elastic NV (a)	23,000	3,669,650
Microsoft Corp.	241,553	72,920,015
PTC, Inc. (a)	10,200	1,342,932
Salesforce.com, Inc. (a)	3,300	875,391
SAP SE sponsored ADR	70,817	10,632,464
Workday, Inc. Class A (a)	3,300	901,428
		94,885,062
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	231,168	35,098,237
Samsung Electronics Co. Ltd.	22,520	1,490,445
		36,588,682
TOTAL INFORMATION TECHNOLOGY		208,634,956
MATERIALS - 2.5%
Chemicals - 0.8%
DuPont de Nemours, Inc.	99,200	7,342,784
Livent Corp. (a)	4,400	109,428
PPG Industries, Inc.	10,700	1,707,185
		9,159,397
Metals & Mining - 1.7%
Anglo American PLC (United Kingdom)	43,500	1,837,245
BHP Group Ltd. sponsored ADR (c)	48,765	3,225,317
First Quantum Minerals Ltd.	99,900	2,080,904
Freeport-McMoRan, Inc.	240,504	8,751,941
Glencore Xstrata PLC	151,500	682,922
Lundin Mining Corp.	177,800	1,437,451
		18,015,780
TOTAL MATERIALS		27,175,177
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	10,709	3,128,849
Equinix, Inc.	442	372,805
Simon Property Group, Inc.	42,000	5,646,900
		9,148,554
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	8,900	984,429
Southern Co.	27,000	1,774,710
		2,759,139
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	31,100	780,299
Sempra Energy	2,034	269,220
		1,049,519
TOTAL UTILITIES		3,808,658
TOTAL COMMON STOCKS (Cost $659,584,147)		1,044,295,885

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	1,200	74,153

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (a)	84,900	1,523,106

TOTAL PREFERRED STOCKS (Cost $984,073)		1,597,259

Other - 0.2%
	Shares	Value ($)
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $3,317,292)	2,548,426	1,825,805

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	16,810,772	16,814,134
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	9,235,727	9,236,651
TOTAL MONEY MARKET FUNDS (Cost $26,050,785)		26,050,785

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $689,936,297)	1,073,769,734
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(8,140,693)
NET ASSETS - 100.0%	1,065,629,041

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $612,868 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,474,311 or 0.5% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp.	2/16/12	1,356,075
Juniper Industrial Holdings, Inc.	12/21/20	2,231,600
Reddit, Inc. Series E	5/18/21	50,969
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	3,317,292

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	6,188,656	79,928,544	69,303,066	2,873	-	-	16,814,134	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	6,939,931	89,667,921	87,371,201	51,317	-	-	9,236,651	0.0%
Total	13,128,587	169,596,465	156,674,267	54,190	-	-	26,050,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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